NOTES PAYABLE (Details Narrative)																3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 19, 2023 USD ($)	Aug. 21, 2023 shares	Aug. 07, 2023 USD ($)	Jun. 08, 2023 USD ($)	Apr. 30, 2023 USD ($)	Jan. 06, 2023 USD ($) $ / shares shares	Jan. 06, 2023 USD ($) $ / shares shares	Sep. 28, 2022 USD ($)	Aug. 01, 2022 USD ($)	Jul. 29, 2022 USD ($)	May 01, 2022 shares	Apr. 01, 2022 USD ($)	Feb. 15, 2022 USD ($) Integer	Sep. 03, 2021 shares	Apr. 11, 2021 USD ($) shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($)	Oct. 31, 2023 USD ($) $ / shares	Oct. 31, 2022 USD ($)	Apr. 30, 2023 USD ($) shares	Apr. 30, 2022 USD ($)	Oct. 11, 2023 USD ($) shares	Aug. 20, 2023 USD ($)	Jul. 06, 2023	Jun. 17, 2022 USD ($)	Dec. 24, 2020 USD ($)	Jun. 30, 2020 USD ($)
Short-Term Debt [Line Items]
Shares issued | shares											151,579					1,844,506				151,579
Extinguishment of debt															$ 1,501,914						$ (7,096,730)
Debt conversion, amount															1,250,004
Consideration													$ 4,000,000
Repayments of notes - related party									$ 500,000										$ 4,000,000	4,000,000
Debt maturity date												Jul. 01, 2022
Note payable					$ 0	$ 2,092,700	$ 2,092,700													0	13,200,000				$ 13,200,000
Proceeds from notes payable																		$ 1,276,000		2,000,000	5,500,000
Derivative expense																$ 11,398,589	$ 7,280,405	11,398,589	7,280,405	8,995,962
Consignment units | Integer													13,000
Repayment of debt					4,000,000				$ 500,000
Amortization of Debt Discount (Premium)																		$ 790,262	$ 2,872,222	4,095,030	8,150,284
Warrant [Member]
Short-Term Debt [Line Items]
Shares issued | shares														2,525
Derivative expense								$ 11,398,589
Mid City [Member]
Short-Term Debt [Line Items]
Shares issued | shares		42,500
UFS Agreement [Member]
Short-Term Debt [Line Items]
Sale of consideration received			$ 797,500							$ 1,124,250
Payment for exchange received amount			550,000							750,000
Cash less fees			50,000							60,000
UFS Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Sale of consideration received			797,500
Payment for exchange received amount			550,000
Cash less fees			50,000
UFS Agreement [Member] | Each Week For Next Three Weeks Payments [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount										13,491
UFS Agreement [Member] | Thereafter Per Week Payments [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount										44,970
UFS Agreement [Member] | Each Week Payments [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount			30,000
UFS Agreement [Member] | Each Week for Next Three Weeks [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount										13,491
UFS Agreement [Member] | Each Week for Next Three Weeks [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount			$ 30,000
UFS Agreement [Member] | Thereafter Per Week [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount										44,970
Cedar Agreement [Member]
Short-Term Debt [Line Items]
Sale of consideration received										1,124,250
Payment for exchange received amount										750,000
Cash less fees										60,000
Cedar Agreement [Member] | Each Week for Next Three Weeks [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount										13,491
Cedar Agreement [Member] | Thereafter Per Week [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount										$ 44,970
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Note payable						$ 2,000,000	2,000,000
Borrowing from notes payable							$ 1,400,000
Shares issued price per share | $ / shares						$ 8.84	$ 8.84									$ 1.90		$ 1.90
Proceeds from notes payable							$ 600,000
Derivative expense					1,715,557
Increase (Decrease) in Derivative Liabilities					2,814,738
Amortization of Debt Discount (Premium)																				1,222,808
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Interest rate																								6.43%
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Notes [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable							$ 1,400,000
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Shares issued price per share | $ / shares						$ 0.221	$ 0.221
Fair value derivate liability					900,819															900,819
Stockholders' Equity Note, Stock Split						8.84 per share after adjusting for the one-for-forty (1-for-40) reverse stock split
[custom:SharesIssuedPricePerShares-0] | $ / shares						$ 8.84	$ 8.84
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Note payable						$ 0	$ 0
Warrants granted						3,715,557
Derivative expense						1,715,557
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Note payable						$ 2,000,000	$ 2,000,000
Common stock exercisable, shares | shares						452,489	452,489
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Maximum [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Common stock exercisable, shares | shares						452,489	452,489
Loan And Security Modification Agreement [Member]
Short-Term Debt [Line Items]
Note payable																						$ 1,000,000
Shares issued price per share | $ / shares						$ 1.90	$ 1.90
Common stock exercisable, shares | shares																						169,196
Fair value derivate liability																						$ 290,514
Meged Agreement [Member]
Short-Term Debt [Line Items]
Sale of consideration received	$ 423,000			$ 315,689
Stock redeemed value	70,153.20			210,600
Legal fees				10,580
Debt repayment	$ 15,107.14			17,538
Meged Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Sale of consideration received				315,689
Payment for exchange received amount				210,600
Cash less fees				10,580
Meged Agreement [Member] | Each Week for Next Three Weeks [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount				$ 17,538
Loan Agreement [Member] | Montsaic Investments, LLC [Member]
Short-Term Debt [Line Items]
Note payable																											$ 120,000
Interest rate																											12.60%
Valuation Technique, Option Pricing Model [Member]
Short-Term Debt [Line Items]
Derivative liability															1,251,910
Derivative liability															$ 1,251,910
Promissory Note Payable [Member]
Short-Term Debt [Line Items]
Shares issued | shares															681
Interest rate															20.00%
Payables															$ 1,500,000
Fair value of derivative liability					$ 1,456,854															$ 1,456,854			$ 1,456,854
Promissory Note Payable [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Shares issued | shares															27,233
Fair value of derivative liability																					$ 1,061,550
Promissory Note Payable [Member] | Third Party [Member]
Short-Term Debt [Line Items]
Interest rate																										2.25%
Note payable																										$ 1,000,000
Notes Payable [Member]
Short-Term Debt [Line Items]
Note payable												$ 500,000
Interest rate												8.00%
New Loan [Member] | Loan And Security Modification Agreement [Member]
Short-Term Debt [Line Items]
Note payable																						$ 3,000,000